UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                     811-22406

Mirae Asset Discovery Funds

(Exact name of registrant as specified in charter)

625 Madison Avenue, 3rd Floor New York, NY	10022
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 205-8300

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

Item 1. Reports to Stockholders.

Mirae Asset Discovery Funds
Semi-Annual Report
October 31, 2018
Emerging Markets Fund
Asia Fund
Emerging Markets Great Consumer Fund

i

Mirae Asset Discovery Funds
Expense Examples (Unaudited)

As a Fund shareholder, you may incur three types of costs: (1) transaction costs, including wire redemption fees and sales charges, as applicable; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and (3) other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of  $1,000 invested at May 1, 2018 and held for the entire period from May 1, 2018 through October 31, 2018.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund and share class in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your expenses would have been higher.
Fund		Beginning Account Value 5/1/18	Actual Ending Account Value 10/31/18	Hypothetical Ending Account Value 10/31/18	Actual Expenses Paid During Period 5/1/18 – 10/31/18(1)	Hypothetical Expenses Paid During Period 5/1/18 – 10/31/18(1)	Annualized Expense Ratio During Period 5/1/18 – 10/31/18
Emerging Markets Fund	Class A	$1,000.00	$811.50	$1,017.80	$6.71	$7.48	1.47%
	Class C	1,000.00	808.90	1,014.01	10.12	11.27	2.22%
	Class I	1,000.00	812.50	1,019.06	5.57	6.21	1.22%
Asia Fund	Class A	1,000.00	780.90	1,017.80	6.60	7.48	1.47%
	Class C	1,000.00	778.20	1,014.01	9.95	11.27	2.22%
	Class I	1,000.00	782.10	1,019.06	5.48	6.21	1.22%
Emerging Markets Great Consumer Fund	Class A	1,000.00	830.10	1,017.80	6.78	7.48	1.47%
	Class C	1,000.00	827.00	1,014.01	10.22	11.27	2.22%
	Class I	1,000.00	831.00	1,019.06	5.63	6.21	1.22%
(1)
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (to reflect the one-half year period).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (95.0%)
3SBio, Inc. (Biotechnology)	840,500	$1,227,319
Advanced Info Service Public Co. Ltd. (Banks)	280,000	1,655,670
AIA Group Ltd. (Insurance)	309,400	2,353,408
Al Rajhi Bank (Banks)	17,100	398,915
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	10,487	1,492,091
Alsea SAB de CV (Hotels, Restaurants & Leisure)	150,381	385,178
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	28,340	438,185
Azul SA ADR* (Diversified Telecommunication Services)	30,800	750,904
Banco do Brasil SA (Banks)	131,635	1,508,878
BOC Aviation Ltd. (Biotechnology)	116,000	830,920
Capitec Bank Holdings Ltd. (Banks)	10,800	725,421
CD Projekt SA* (Entertainment)	18,100	747,049
Cemex SAB de CV ADR* (Airlines)	126,890	639,526
Cemex SAB de CV ADR* (Construction Materials)	12,800	64,512
China Construction Bank Corp. (Pharmaceuticals)	1,583,000	1,251,931
China Mengniu Dairy Co. Ltd. (Banks)	425,000	1,251,977
China Petroleum & Chemical (Sinopec) (Insurance)	1,140,000	921,913
China Resources Gas Group Ltd. (Semiconductors & Semiconductor Equipment)	202,000	775,437
Cipla Ltd. (Internet & Direct Marketing Retail)	242,390	2,062,806
Clicks Group Ltd. (Food & Staples Retailing)	54,100	689,593
Cognizant Technology Solutions Corp., A Shares (Hotels, Restaurants & Leisure)	23,997	1,656,513
Commercial International Bank (Banks)	151,700	681,208
CSPC Pharmaceutical Group Ltd. (Banks)	594,000	1,249,030
CTBC Financial Holding Co. Ltd. (Personal Products)	1,438,000	962,851
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	15,919	529,784
Dabur India Ltd. (Oil, Gas & Consumable Fuels)	332,729	1,731,370
Dalmia Bharat Ltd.* (Textiles, Apparel & Luxury Goods)	21,891	623,094
DP Eurasia NV* (Hotels, Restaurants & Leisure)	529,314	784,700
E-Mart Co. Ltd. (Food & Staples Retailing)	5,347	956,792
FirstRand Ltd. (Diversified Financial Services)	117,095	509,142
Gail India Ltd. (Oil, Gas & Consumable Fuels)	364,341	1,846,965
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	21,000	112,916
Grupo Financiero Banorte Sab de CV (Banks)	171,000	942,918
HDFC Bank Ltd. (Banks)	62,066	1,610,966
HKT Trust & HKT Ltd. (Food Products)	1,059,000	1,461,589
ICICI Bank Ltd. (Construction Materials)	246,154	1,188,448
IHH Healthcare Berhad (Construction Materials)	1,343,200	1,605,546
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	101,983	900,491
KAZ Minerals PLC (Metals & Mining)	162,177	1,075,280
LG Chem Ltd. (Pharmaceuticals)	2,767	846,427
	Shares	Value
Meituan Dianping, Class B* (Multiline Retail)	111,400	$720,259
Mr. Price Group Ltd. (Specialty Retail)	26,350	411,678
MRV Engenharia e Participacoes SA (Household Durables)	372,200	1,266,408
Naspers Ltd. (Media)	10,541	1,846,751
OAO Rosneft Oil Co. GDR (Oil, Gas & Consumable Fuels)	135,023	949,212
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	235,000	2,224,130
PT Bank Central Asia TBK (Banks)	876,600	1,363,920
Raia Drogasil SA (Food & Staples Retailing)	58,900	996,177
Reliance Industries Ltd. (Specialty Retail)	124,192	1,764,733
Rumo SA* (Road & Rail)	367,527	1,639,688
Samsonite International SA (Banks)	315,000	903,833
Samsung Electronics Co. Ltd. (Electronic Equipment, Instruments & Components)	70,992	2,655,425
Samsung Sdi Co. Ltd. (Gas Utilities)	4,927	1,013,926
Sberbank of Russia ADR (Banks)	79,030	928,945
SBI Life Insurance Co. Ltd. (Trading Companies & Distributors)	182,392	1,386,426
Shinhan Financial Group Ltd. (Chemicals)	30,009	1,115,487
SK Hynix, Inc. (Wireless Telecommunication Services)	17,873	1,076,412
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	410,000	3,046,347
TAL Education Group ADR* (Diversified Consumer Services)	39,165	1,135,002
Tencent Holdings Ltd. (Interactive Media & Services)	49,400	1,674,490
Tonghua Dongbao Pharmaceutical Co. Ltd. (Hotels, Restaurants & Leisure)	532,763	1,022,120
Vedanta Ltd. (Gas Utilities)	136,762	390,550
Vipshop Holdings Ltd. ADR* (Technology Hardware, Storage & Peripherals)	70,578	343,009
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	240,300	614,546
X5 Retail Group NV GDR (Food & Staples Retailing)	26,620	625,570
Yandex NV* (Interactive Media & Services)	38,280	1,153,376
TOTAL COMMON STOCKS (Cost $82,738,885)		73,716,083
Preferred Stock (1.7%)
Lojas Americanas SA, 3/07/19 (Multiline Retail)	261,900	1,309,922
TOTAL PREFERRED STOCK (Cost $1,154,379)		1,309,922
TOTAL INVESTMENTS (Cost $83,893,264) – 96.7%		75,026,005
Other Net Assets (Liabilities) – 3.3%		2,591,208
NET ASSETS – 100.0%		$77,617,213

*
Non-income producing security

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2018 (Unaudited)

The Emerging Markets Fund invested in the following industries as of October 31, 2018:
	Value	% of Net Assets
Airlines	$639,526	0.8%
Banks	13,221,681	17.0%
Biotechnology	2,058,239	2.7%
Chemicals	1,115,487	1.4%
Construction Materials	2,858,506	3.7%
Diversified Consumer Services	1,135,002	1.5%
Diversified Financial Services	509,142	0.7%
Diversified Telecommunication Services	750,904	1.0%
Electronic Equipment, Instruments & Components	2,655,425	3.4%
Entertainment	747,049	1.0%
Food & Staples Retailing	3,882,678	5.0%
Food Products	1,461,589	1.9%
Gas Utilities	1,404,476	1.8%
Health Care Providers & Services	438,185	0.6%
Hotels, Restaurants & Leisure	3,961,427	5.0%
Household Durables	1,266,408	1.6%
Insurance	5,499,451	7.0%
Interactive Media & Services	2,827,866	3.7%
Internet & Direct Marketing Retail	4,084,681	5.3%
Media	1,846,751	2.4%
Metals & Mining	1,075,280	1.4%
Multiline Retail	2,030,181	2.6%
Oil, Gas & Consumable Fuels	4,527,547	5.8%
Personal Products	962,851	1.2%
Pharmaceuticals	2,998,849	3.9%
Road & Rail	1,639,688	2.1%
Semiconductors & Semiconductor Equipment	3,821,784	5.0%
Specialty Retail	2,176,411	2.8%
Technology Hardware, Storage & Peripherals	343,009	0.4%
Textiles, Apparel & Luxury Goods	623,094	0.8%
Trading Companies & Distributors	1,386,426	1.8%
Wireless Telecommunication Services	1,076,412	1.4%
Other Net Assets	2,591,208	3.3%
Total	$77,617,213	100.0%
The Emerging Markets Fund invested in securities with exposure to the following countries as of October 31, 2018:
	Value	% of Net Assets
Brazil	$7,471,977	9.6%
China	13,442,539	17.3%
Egypt	681,208	0.9%
Hong Kong	8,108,190	10.4%
India	14,700,056	19.0%
Indonesia	1,363,920	1.8%
Mexico	2,646,680	3.4%
Netherlands	784,700	1.0%
Poland	747,049	1.0%
Russia	3,657,103	4.7%
Saudi Arabia	398,915	0.5%
Singapore	830,920	1.1%
South Africa	4,182,585	5.4%
South Korea	9,270,015	11.9%
Taiwan	4,009,198	5.2%
Thailand	1,655,670	2.1%
United Kingdom	1,075,280	1.4%
Other Net Assets	2,591,208	3.3%
Total	$77,617,213	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (97.9%)
3SBio, Inc. (Biotechnology)	634,000	$925,783
Advanced Info Service Public Co. Ltd. (Banks)	179,700	1,062,585
AIA Group Ltd. (Insurance)	171,600	1,305,251
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	7,180	1,021,570
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	23,980	370,772
BOC Aviation Ltd. (Biotechnology)	80,000	573,048
China Construction Bank Corp. (Pharmaceuticals)	1,105,000	873,899
China Mengniu Dairy Co. Ltd. (Banks)	292,000	860,182
China Petroleum & Chemical (Sinopec) (Insurance)	906,000	732,678
China Resources Gas Group Ltd. (Semiconductors & Semiconductor Equipment)	170,000	652,596
Cipla Ltd. (Internet & Direct Marketing Retail)	167,357	1,424,255
Cognizant Technology Solutions Corp., A Shares (Hotels, Restaurants & Leisure)	12,834	885,931
CSPC Pharmaceutical Group Ltd. (Banks)	482,000	1,013,522
CTBC Financial Holding Co. Ltd. (Personal Products)	917,000	614,001
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	7,471	248,635
Dabur India Ltd. (Oil, Gas & Consumable Fuels)	225,627	1,174,059
Dalmia Bharat Ltd.* (Textiles, Apparel & Luxury Goods)	6,880	195,829
DBS Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	64,888	1,101,291
E-Mart Co. Ltd. (Food & Staples Retailing)	2,886	516,421
Gail India Ltd. (Oil, Gas & Consumable Fuels)	227,341	1,152,467
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	14,000	75,278
HDFC Bank Ltd. (Banks)	36,504	947,487
HKT Trust & HKT Ltd. (Food Products)	658,000	908,145
IHH Healthcare Berhad (Construction Materials)	890,800	1,064,786
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	71,160	628,330
Lemon Tree Hotels Ltd.* (Health Care Providers & Services)	620,507	582,389
	Shares	Value
LG Chem Ltd. (Pharmaceuticals)	1,847	$564,999
Mando Corp. (Pharmaceuticals)	8,530	229,856
Meituan Dianping, Class B* (Multiline Retail)	76,200	492,672
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	155,000	1,466,979
PT Bank Central Asia TBK (Banks)	559,800	871,005
Reliance Industries Ltd. (Specialty Retail)	62,542	888,704
SA SA International Holdings Ltd. (IT Services)	1,358,000	520,144
Samsonite International SA (Banks)	191,100	548,326
Samsung Electronics Co. Ltd. (Electronic Equipment, Instruments & Components)	47,710	1,784,571
Samsung Sdi Co. Ltd. (Gas Utilities)	3,698	761,010
SBI Life Insurance Co. Ltd. (Trading Companies & Distributors)	116,214	883,384
Shinhan Financial Group Ltd. (Chemicals)	21,269	790,606
SK Hynix, Inc. (Wireless Telecommunication Services)	11,573	696,991
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	255,000	1,894,680
TAL Education Group ADR* (Diversified Consumer Services)	25,671	743,946
Tencent Holdings Ltd. (Interactive Media & Services)	35,200	1,193,159
Titan Co. Ltd. (Metals & Mining)	24,893	286,126
Tonghua Dongbao Pharmaceutical Co. Ltd. (Hotels, Restaurants & Leisure)	403,673	774,458
Vedanta Ltd. (Gas Utilities)	65,701	187,622
Vipshop Holdings Ltd. ADR* (Technology Hardware, Storage & Peripherals)	53,492	259,971
TOTAL COMMON STOCKS (Cost $41,705,988)		36,750,399
TOTAL INVESTMENTS (Cost $41,705,988) – 97.9%		36,750,399
Other Net Assets (Liabilities) – 2.1%		794,068
NET ASSETS – 100.0%		$37,544,467

*
Non-income producing security

ADR
American Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2018 (Unaudited)

The Asia Fund invested in the following industries as of October 31, 2018:
	Value	% of Net Assets
Banks	$5,303,107	14.1%
Biotechnology	1,498,831	4.0%
Chemicals	790,606	2.1%
Construction Materials	1,064,786	2.8%
Diversified Consumer Services	743,946	2.0%
Electronic Equipment, Instruments & Components	1,784,571	4.8%
Food & Staples Retailing	516,421	1.4%
Food Products	908,145	2.4%
Gas Utilities	948,632	2.5%
Health Care Providers & Services	953,161	2.5%
Hotels, Restaurants & Leisure	1,735,667	4.7%
Insurance	3,504,908	9.3%
Interactive Media & Services	1,193,159	3.2%
Internet & Direct Marketing Retail	2,694,460	7.2%
IT Services	520,144	1.4%
Metals & Mining	286,126	0.8%
Multiline Retail	492,672	1.3%
Oil, Gas & Consumable Fuels	2,326,526	6.1%
Personal Products	614,001	1.6%
Pharmaceuticals	2,297,084	6.0%
Semiconductors & Semiconductor Equipment	2,547,276	6.8%
Specialty Retail	888,704	2.4%
Technology Hardware, Storage & Peripherals	259,971	0.7%
Textiles, Apparel & Luxury Goods	1,297,120	3.5%
Trading Companies & Distributors	883,384	2.4%
Wireless Telecommunication Services	696,991	1.9%
Other Net Assets	794,068	2.1%
Total	$37,544,467	100.0%
The Asia Fund invested in securities with exposure to the following countries as of October 31, 2018:
	Value	% of Net Assets
China	$9,362,080	24.9%
Hong Kong	5,883,444	15.7%
India	8,979,025	23.9%
Indonesia	871,005	2.3%
Singapore	1,674,339	4.5%
South Korea	6,409,240	17.1%
Taiwan	2,508,681	6.7%
Thailand	1,062,585	2.8%
Other Net Assets	794,068	2.1%
Total	$37,544,467	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (95.6%)
AIA Group Ltd. (Insurance)	500,400	$3,806,223
Al Rajhi Bank (Banks)	54,700	1,276,061
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	113,110	16,093,291
Alsea SAB de CV (Hotels, Restaurants & Leisure)	773,572	1,981,389
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	277,472	4,290,195
Asian Paints Ltd. (Chemicals)	223,412	3,726,246
Banco do Brasil SA (Banks)	421,575	4,832,340
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)	4,585,600	3,426,670
Britannia Industries Ltd. (Food Products)	85,347	6,530,843
Capitec Bank Holdings Ltd. (Banks)	37,000	2,485,239
CD Projekt SA* (Entertainment)	58,400	2,410,367
China International Travel Service Corp. Ltd., Class A (Internet & Direct Marketing Retail)	593,937	4,618,764
China Merchants Bank Co. Ltd. (Banks)	1,749,500	6,713,541
Clicks Group Ltd. (Food & Staples Retailing)	114,300	1,456,939
Commercial International Bank (Banks)	380,900	1,710,428
Credicorp Ltd. (Banks)	13,320	3,006,457
Crompton Greaves Consumer Electricals (Household Durables)	766,029	2,209,301
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	144,051	4,794,017
DP Eurasia NV* (Hotels, Restaurants & Leisure)	1,535,800	2,276,800
E-Mart Co. Ltd. (Food & Staples Retailing)	15,059	2,694,658
FirstRand Ltd. (Diversified Financial Services)	490,109	2,131,049
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	691,271	6,400,162
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	641,000	3,446,634
Godrej Consumer Products Ltd. (Personal Products)	495,122	4,853,789
Grupo Financiero Banorte Sab de CV (Banks)	594,200	3,276,502
HDFC Bank Ltd. (Banks)	362,656	9,412,987
Hindustan Unilever Ltd. (Household Products)	342,231	7,506,032
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	828,391	7,314,538
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	732,680	3,781,716
KAZ Minerals PLC (Metals & Mining)	451,174	2,991,413
Lojas Renner SA (Multiline Retail)	379,100	3,839,091
Meituan Dianping, Class B* (Multiline Retail)	239,000	1,545,259
	Shares	Value
Mr. Price Group Ltd. (Specialty Retail)	87,900	$1,373,302
MRV Engenharia e Participacoes SA (Household Durables)	888,300	3,022,436
Naspers Ltd. (Media)	32,134	5,629,778
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	92,283	5,399,478
OAO Rosneft Oil Co. GDR (Oil, Gas & Consumable Fuels)	419,500	2,949,085
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	860,500	8,144,104
PT Bank Central Asia TBK (Banks)	2,522,100	3,924,189
PT Kalbe Farma TBK (Pharmaceuticals)	34,308,535	3,097,722
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	10,062,100	2,544,044
PT Unilever Indonesia TBK (Household Products)	926,547	2,637,450
Raia Drogasil SA (Food & Staples Retailing)	207,800	3,514,528
Rumo SA* (Road & Rail)	1,088,611	4,856,735
Sberbank of Russia ADR (Banks)	230,706	2,711,795
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	990,866	7,061,260
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	581,000	4,316,897
TAL Education Group ADR* (Diversified Consumer Services)	298,436	8,648,675
Tencent Holdings Ltd. (Interactive Media & Services)	470,200	15,938,164
Vietnam Dairy Products JSC (Food Products)	929,736	4,642,002
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	969,700	2,479,922
X5 Retail Group NV GDR (Food & Staples Retailing)	88,080	2,069,880
Yandex NV* (Interactive Media & Services)	140,601	4,236,309
TOTAL COMMON STOCKS (Cost $238,354,912)		236,036,696
Preferred Stock (1.4%)
Lojas Americanas SA, 3/07/19 (Multiline Retail)	685,500	3,428,605
TOTAL PREFERRED STOCK (Cost $2,482,584)		3,428,605
TOTAL INVESTMENTS (Cost $240,837,496) – 97.0%		239,465,301
Other Net Assets (Liabilities) – 3.0%		7,303,674
NET ASSETS – 100.0%		$246,768,975

*
Non-income producing security

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2018 (Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of October 31, 2018:
	Value	% of Net Assets
Banks	$39,349,539	15.9%
Chemicals	3,726,246	1.5%
Diversified Consumer Services	14,048,153	5.7%
Diversified Financial Services	2,131,049	0.9%
Diversified Telecommunication Services	2,544,044	1.0%
Entertainment	2,410,367	1.0%
Food & Staples Retailing	12,215,927	4.9%
Food Products	17,573,007	7.1%
Health Care Providers & Services	7,716,865	3.1%
Hotels, Restaurants & Leisure	11,486,539	4.6%
Household Durables	5,231,737	2.1%
Household Products	10,143,482	4.2%
Insurance	11,950,327	4.8%
Interactive Media & Services	20,174,473	8.2%
Internet & Direct Marketing Retail	25,506,072	10.4%
Media	5,629,778	2.2%
Metals & Mining	2,991,413	1.2%
Multiline Retail	8,812,955	3.6%
Oil, Gas & Consumable Fuels	2,949,085	1.2%
Personal Products	4,853,789	2.0%
Pharmaceuticals	10,412,260	4.3%
Road & Rail	4,856,735	1.9%
Semiconductors & Semiconductor Equipment	4,316,897	1.7%
Specialty Retail	1,373,302	0.6%
Transportation Infrastructure	7,061,260	2.9%
Other Net Assets	7,303,674	3.0%
Total	$246,768,975	100.0%
The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2018:
	Value	% of Net Assets
Brazil	$23,493,735	9.5%
China	92,671,253	37.7%
Egypt	1,710,428	0.7%
Hong Kong	7,252,857	2.9%
India	38,529,393	15.7%
Indonesia	12,203,405	4.9%
Mexico	7,737,813	3.1%
Netherlands	2,276,800	0.9%
Peru	3,006,457	1.2%
Philippines	3,781,716	1.5%
Poland	2,410,367	1.0%
Russia	11,967,069	4.8%
Saudi Arabia	1,276,061	0.5%
South Africa	13,076,307	5.3%
South Korea	2,694,658	1.1%
Taiwan	4,316,897	1.7%
Thailand	3,426,670	1.4%
United Kingdom	2,991,413	1.2%
Vietnam	4,642,002	1.9%
Other Net Assets	7,303,674	3.0%
Total	$246,768,975	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities (Unaudited)	October 31, 2018

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund
Assets:
Investments, at value (Cost $83,893,264, $41,705,988 and $240,837,496)	$75,026,005	$36,750,399	$239,465,301
Foreign currency, at value (Cost $172,738, $152,634 and $832,270)	172,079	152,596	803,975
Cash	3,368,480	1,365,728	2,750,715
Dividends and interest receivable	—	117,576	1,035,712
Receivable for investments sold	1,093,229	672,748	5,139,427
Receivable for capital shares issued	71,226	109,316	900,264
Reclaims receivable	3,857	52,279	10,745
Prepaid expenses	39,233	29,200	77,462
Total Assets	79,774,109	39,249,842	250,183,601
Liabilities:
Payable for investments purchased	910,981	968,606	769,314
Payable for capital shares redeemed	1,172,186	160,268	236,097
Payable to Manager	36,168	10,267	157,808
Deferred foreign taxes	—	—	88,323
Borrowings payable	—	500,000	2,000,000
Accrued expenses:
Administration	5,945	5,945	5,945
Distribution	2,486	4,088	18,487
Fund accounting	1,655	11,651	3,443
Transfer agent	2,676	5,286	14,978
Custodian	2,633	4,730	8,780
Legal and audit fees	9,467	14,454	47,543
Trustee	7,298	11,021	37,384
Line of credit	—	88	220
Other	5,401	8,971	26,304
Total Liabilities	2,156,896	1,705,375	3,414,626
Net Assets	$77,617,213	$37,544,467	$246,768,975
Net Assets consist of:
Capital	$89,256,891	$40,834,442	$267,775,331
Total distributable earnings/(loss)	(11,639,678)	(3,289,975)	(21,006,356)
Net Assets	$77,617,213	$37,544,467	$246,768,975
Net Assets:
Class A	$5,835,216	$4,277,935	$19,592,476
Class C	1,376,673	3,564,252	16,464,986
Class I	70,405,324	29,702,280	210,711,513
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class A	546,346	400,164	1,585,574
Class C	137,289	356,498	1,416,810
Class I	6,473,576	2,713,768	16,732,394
Net Asset Value (redemption price per share):
Class A	$10.68	$10.69	$12.36
Class C(a)	$10.03	$10.00	$11.62
Class I	$10.88	$10.95	$12.59
Maximum Sales Charge:
Class A	5.75%	5.75%	5.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$11.33	$11.34	$13.11
Amounts shown as “—” are either $0 or round to $0.
(a)
Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Operations (Unaudited)	For the period ended October 31, 2018

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund
Investment Income:
Dividend income	$771,593	$590,466	$2,514,117
Foreign tax withholding	(51,558)	(33,327)	(153,069)
Total Investment Income	720,035	557,139	2,361,048
Expenses:
Manager fees	407,265	267,781	1,434,406
Administration fees	35,288	35,287	35,287
Distribution fees – Class A	9,067	6,688	43,925
Distribution fees – Class C	8,248	22,637	90,723
Fund accounting fees	22,218	30,733	29,141
Transfer agent fees	34,552	27,372	135,087
Custodian fees	35,885	27,105	88,407
Trustee fees	17,349	11,127	63,920
Legal and audit fees	22,508	14,592	81,291
State registration and filing fees	26,312	24,909	38,073
Line of credit fees	1,047	88	220
Other fees	18,344	19,595	69,010
Total Expenses before fee reductions	638,083	487,914	2,109,490
Waivers and/or reimbursements from the Manager	(123,748)	(111,634)	(266,111)
Fees voluntarily reduced by the Administrator	(15,981)	(15,981)	(15,981)
Total Net Expenses	498,354	360,299	1,827,398
Net Investment Income (Loss)	221,681	196,840	533,650
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments	(5,579,846)	(735,667)	(7,055,518)
Net realized gains (losses) on foreign currency transactions	(107,360)	(109,238)	(553,278)
Foreign taxes on realized gains (losses)	(1,065)	(16,944)	—
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(10,853,957)	(11,446,160)	(43,668,000)
Net Change in foreign taxes on unrealized gains (losses)	34,684	119,440	1,573
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(16,507,544)	(12,188,569)	(51,275,223)
Change in Net Assets Resulting From Operations	$(16,285,863)	$(11,991,729)	$(50,741,573)
Amounts shown as “—” are either $0 or round to $0.
See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets	For the Periods Indicated

	Emerging Markets Fund		Asia Fund
	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$221,681	$(480)	$196,840	$(47,174)
Net realized gains (losses) on investments	(5,579,846)	3,824,397	(735,667)	13,325,397
Net realized gains (losses) on foreign currency transactions	(107,360)	(126,535)	(109,238)	(112,878)
Foreign taxes on realized gains (losses)	(1,065)	(16,342)	(16,944)	(83,711)
Change in unrealized appreciation/depreciation on investments, foreign currency transactions and foreign taxes	(10,819,273)	412,713	(11,326,720)	(7,632,780)
Change in net assets resulting from operations	(16,285,863)	4,093,753	(11,991,729)	5,448,854
Change in net assets from capital transactions	20,847,249	46,499,935	(13,867,897)	44,249,223
Change in net assets	4,561,386	50,593,688	(25,859,626)	49,698,077
Net Assets:
Beginning of period	73,055,827	22,462,139	63,404,093	13,706,016
End of period	$77,617,213	$73,055,827	$37,544,467	$63,404,093
Capital Transactions:
Class A
Proceeds from shares issued	$4,897,126	$5,020,692	$394,815	$750,533
Proceeds from shares issued in merger	—	—	—	6,629,940
Cost of shares redeemed	(2,424,406)	(381,090)	(1,122,810)	(1,965,089)
Class C
Proceeds from shares issued	178,005	1,892,566	93,843	231,396
Proceeds from shares issued in merger	—	—	—	4,693,976
Cost of shares redeemed	(619,300)	(148,080)	(495,226)	(535,100)
Class I
Proceeds from shares issued	40,709,467	48,536,816	3,414,768	7,141,449
Proceeds from shares issued in merger	—	—	—	47,381,496
Cost of shares redeemed	(21,893,643)	(8,420,969)	(16,153,287)	(20,079,378)
Change in net assets resulting from capital transactions	$20,847,249	$46,499,935	$(13,867,897)	$44,249,223
Share Transactions:
Class A
Issued	381,927	364,221	32,310	55,678
Shares issued in merger	—	—	—	501,846
Redeemed	(207,103)	(30,474)	(86,413)	(139,622)
Class C
Issued	14,755	149,191	7,982	18,293
Shares issued in merger	—	—	—	377,341
Redeemed	(51,798)	(12,356)	(42,878)	(41,661)
Class I
Issued	3,385,180	3,572,459	267,247	502,141
Shares issued in merger	—	—	—	3,510,677
Redeemed	(1,842,654)	(618,446)	(1,277,454)	(1,447,642)
Change in shares	1,680,307	3,424,595	(1,099,206)	3,337,051

Amounts shown as “—” are either $0 or round to $0.
See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets	For the Periods Indicated

	Emerging Markets Great Consumer Fund
	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$533,650	$(723,271)
Net realized gains (losses) on investments	(7,055,518)	16,725,236
Net realized gains (losses) on foreign currency transactions	(553,278)	(352,146)
Foreign taxes on realized gains (losses)	—	(86,165)
Change in unrealized appreciation/depreciation on investments, foreign currency transactions and foreign taxes	(43,666,427)	23,865,114
Change in net assets resulting from operations	(50,741,573)	39,428,768
Change in net assets from capital transactions	16,336,004	96,165,027
Change in net assets	(34,405,569)	135,593,795
Net Assets:
Beginning of period	281,174,544	145,580,749
End of period	$246,768,975	$281,174,544
Capital Transactions:
Class A
Proceeds from shares issued	$8,396,733	$32,687,374
Cost of shares redeemed	(28,607,472)	(6,088,335)
Class C
Proceeds from shares issued	3,662,042	4,583,133
Cost of shares redeemed	(2,022,161)	(3,179,409)
Class I
Proceeds from shares issued	77,247,675	110,159,868
Cost of shares redeemed	(42,340,813)	(41,997,604)
Change in net assets resulting from capital transactions	$16,336,004	$96,165,027
Share Transactions:
Class A
Issued	592,878	2,197,936
Redeemed	(2,039,963)	(438,411)
Class C
Issued	276,628	336,455
Redeemed	(156,301)	(251,080)
Class I
Issued	5,453,087	7,525,575
Redeemed	(3,094,715)	(2,894,203)
Change in shares	1,031,614	6,476,272

Amounts shown as “—” are either $0 or round to $0.
See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights for the periods indicated	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000’s)	Portfolio Turnover(b)(d)
Emerging Markets Fund
Class A
Six Months Ended October 31, 2018 (Unaudited)	$13.16	0.03(e)	(2.51)	(2.48)	—	—	—	$10.68	(18.85)%	1.47%(f)	0.42%	1.82%	$5,835	73%
Year Ended April 30, 2018	$10.80	(0.03)(e)	2.39	2.36	—	—	—	$13.16	21.85%	1.50%	(0.22)%	2.08%	$4,889	72%
Year Ended April 30, 2017	$8.87	(0.03)(e)	1.96	1.93	—	—	—	$10.80	21.76%	1.56%(g)	(0.31)%	6.81%	$408	111%
Year Ended April 30, 2016	$10.46	(0.05)(e)	(1.54)	(1.59)	—	—	—	$8.87	(15.20)%	1.70%	(0.56)%	6.15%	$438	105%
Year Ended April 30, 2015	$9.52	0.06(e)	0.88	0.94	—	—	—	$10.46	9.87%	1.73%(h)	0.56%	5.71%	$402	99%
Year Ended April 30, 2014	$9.62	(0.02)	(0.08)	(0.10)	—	—	—	$9.52	(1.04)%	1.78%(i)	(0.15)%	4.45%	$1,279	77%
Class C
Six Months Ended October 31, 2018 (Unaudited)	$12.40	(0.02)(e)	(2.35)	(2.37)	—	—	—	$10.03	(19.11)%	2.22%(f)	(0.37)%	2.57%	$1,377	73%
Year Ended April 30, 2018	$10.26	(0.11)(e)	2.25	2.14	—	—	—	$12.40	20.86%	2.25%	(0.93)%	2.92%	$2,162	72%
Year Ended April 30, 2017	$8.49	(0.09)(e)	1.86	1.77	—	—	—	$10.26	20.85%	2.32%(g)	(1.06)%	6.48%	$385	111%
Year Ended April 30, 2016	$10.10	(0.11)(e)	(1.50)	(1.61)	—	—	—	$8.49	(15.94)%	2.45%	(1.30)%	6.30%	$1,355	105%
Year Ended April 30, 2015	$9.26	(0.05)(e)	0.89	0.84	—	—	—	$10.10	9.07%	2.47%(h)	(0.53)%	6.08%	$761	99%
Year Ended April 30, 2014	$9.43	(0.07)	(0.10)	(0.17)	—	—	—	$9.26	(1.80)%	2.53%(i)	(0.90)%	6.53%	$839	77%
Class I
Six Months Ended October 31, 2018 (Unaudited)	$13.39	0.04(e)	(2.55)	(2.51)	—	—	—	$10.88	(18.75)%	1.22%(f)	0.60%	1.57%	$70,405	73%
Year Ended April 30, 2018	$10.96	—(e),(i),(j)	2.43	2.43	—	—	—	$13.39	22.17%	1.25%	0.03%	1.94%	$66,004	72%
Year Ended April 30, 2017	$8.98	0.02(e)	1.96	1.98	—	—	—	$10.96	22.05%	1.32%(g)	0.18%	3.43%	$21,669	111%
Year Ended April 30, 2016	$10.57	(0.01)(e)	(1.58)	(1.59)	—	—	—	$8.98	(15.04)%	1.45%	(0.14)%	3.59%	$4,709	105%
Year Ended April 30, 2015	$9.60	0.05(e)	0.92	0.97	—	—	—	$10.57	10.10%	1.47%(h)	0.43%	2.85%	$9,800	99%
Year Ended April 30, 2014	$9.69	0.02	(0.10)	(0.08)	(0.01)	—	(0.01)	$9.60	(0.83)%	1.53%(i)	0.14%	3.09%	$14,240	77%
Asia Fund
Class A
Six Months Ended October 31, 2018 (Unaudited)	$13.69	0.03(e)	(3.03)	(3.00)	—	—	—	$10.69	(21.91)%	1.47%(f)	0.54%	1.95%	$4,278	78%
Year Ended April 30, 2018	$10.93	(0.05)(e)	2.81	2.76	—	—	—	$13.69	25.25%	1.50%	(0.39)%	2.14%	$6,221	177%(j),(k)
Year Ended April 30, 2017	$9.35	(0.02)(e)	1.60	1.58	—	—	—	$10.93	16.90%	1.56%(g)	(0.19)%	4.66%	$398	113%
Year Ended April 30, 2016	$11.90	(0.06)(e)	(1.94)	(1.99)	—	(0.56)	(0.56)	$9.35	(16.86)%	1.70%	(0.58)%	5.55%	$499	95%
Year Ended April 30, 2015	$11.38	0.06(e)	1.98	2.04	—	(1.52)	(1.52)	$11.90	19.30%	1.70%	0.48%	5.42%	$553	100%
Year Ended April 30, 2014	$10.68	(0.03)	0.87	0.84	—	(0.14)	(0.14)	$11.38	7.90%	1.73%(i)	(0.36)%	4.60%	$1,772	88%
Class C
Six Months Ended October 31, 2018 (Unaudited)	$12.85	(0.01)(e)	(2.84)	(2.85)	—	—	—	$10.00	(22.18)%	2.22%(f)	(0.21)%	2.70%	$3,564	78%
Year Ended April 30, 2018	$10.34	(0.15)(e)	2.66	2.51	—	—	—	$12.85	24.27%	2.25%	(1.14)%	2.90%	$5,031	177%(j),(k)
Year Ended April 30, 2017	$8.91	(0.09)(e)	1.52	1.43	—	—	—	$10.34	16.05%	2.32%(g)	(0.97)%	6.12%	$387	113%
Year Ended April 30, 2016	$11.46	(0.12)(e)	(1.87)	(1.99)	—	(0.56)	(0.56)	$8.91	(17.51)%	2.45%	(1.25)%	8.41%	$292	95%
Year Ended April 30, 2015	$11.08	(0.10)(e)	2.00	1.90	—	(1.52)	(1.52)	$11.46	18.54%	2.45%	(0.83)%	7.39%	$476	100%
Year Ended April 30, 2014	$10.49	(0.13)	0.86	0.73	—	(0.14)	(0.14)	$11.08	6.99%	2.48%(i)	(1.11)%	7.22%	$583	88%
Class I
Six Months Ended October 31, 2018 (Unaudited)	$14.00	0.06(e)	(3.11)	(3.05)	—	—	—	$10.95	(21.79)%	1.22%(f)	0.85%	1.69%	$29,702	78%
Year Ended April 30, 2018	$11.15	—(e),(i),(j)	2.85	2.85	—	—	—	$14.00	25.56%	1.25%	(0.03)%	2.02%	$52,152	177%(j),(k)
Year Ended April 30, 2017	$9.52	—(e),(i),(j)	1.63	1.63	—	—	—	$11.15	17.12%	1.32%(g)	0.01%	2.27%	$12,922	113%
Year Ended April 30, 2016	$12.07	(0.04)(e)	(1.96)	(1.99)	—	(0.56)	(0.56)	$9.52	(16.61)%	1.45%	(0.35)%	2.22%	$24,688	95%
Year Ended April 30, 2015	$11.50	(0.03)(e)	2.12	2.09	—	(1.52)	(1.52)	$12.07	19.55%	1.45%	(0.22)%	2.82%	$29,119	100%
Year Ended April 30, 2014	$10.77	(0.01)	0.88	0.87	—	(0.14)	(0.14)	$11.50	8.12%	1.48%(i)	(0.11)%	3.46%	$10,470	88%
(a)
Total Return reflects any fee waivers or reimbursements during the applicable period and would have been lower in their absence.

(b)
Not annualized for periods less than one year.

(c)
Annualized for periods less than one year.

(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)
Calculated using the average shares method.

(f)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2018 and the higher limit in effect prior to that date. See Note 3 in the Notes to Financial Statements.

(g)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2016 and the higher limit in effect prior to that date.

(h)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2014 and the higher limit in effect prior to that date.

(i)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2013 and the higher limit in effect prior to that date.

(j)
Amount is less than $0.005.

(k)
Asia Fund acquired the net assets of another series of the Trust during the year ended April 30, 2018. This acquisition did not affect its portfolio turnover ratio.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights for the periods indicated	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000’s)	Portfolio Turnover(b)(d)
Emerging Markets Great Consumer Fund
Class A
Six Months Ended October 31, 2018 (Unaudited)	$14.89	0.03(e)	(2.56)	(2.53)	—	—	—	$12.36	(16.99)%	1.47%(f)	0.41%	1.67%	$19,592	27%
Year Ended April 30, 2018	$11.82	(0.08)(e)	3.15	3.07	—	—	—	$14.89	25.97%	1.50%	(0.53)%	1.78%	$45,145	52%
Year Ended April 30, 2017	$10.44	(0.06)(e)	1.44	1.38	—	—	—	$11.82	13.22%	1.56%(g)	(0.51)%	2.05%	$15,047	55%
Year Ended April 30, 2016	$13.05	(0.07)(e)	(2.54)	(2.61)	—	—	—	$10.44	(20.00)%	1.70%	(0.68)%	1.92%	$20,970	68%
Year Ended April 30, 2015	$11.76	(0.05)(e)	1.40	1.35	—	(0.06)	(0.06)	$13.05	11.53%	1.77%(h)	(0.39)%	2.10%	$23,701	63%
Year Ended April 30, 2014	$12.11	(0.03)	(0.32)	(0.35)	—	—	—	$11.76	(2.89)%	1.85%	(0.51)%	2.53%	$38,988	29%
Class C
Six Months Ended October 31, 2018 (Unaudited)	$14.05	(0.04)(e)	(2.39)	(2.43)	—	—	—	$11.62	(17.30)%	2.22%(f)	(0.53)%	2.42%	$16,465	27%
Year Ended April 30, 2018	$11.24	(0.16)(e)	2.97	2.81	—	—	—	$14.05	25.00%	2.25%	(1.20)%	2.53%	$18,221	52%
Year Ended April 30, 2017	$10.00	(0.13)(e)	1.37	1.24	—	—	—	$11.24	12.40%	2.32%(g)	(1.24)%	2.80%	$13,616	55%
Year Ended April 30, 2016	$12.60	(0.15)(e)	(2.45)	(2.60)	—	—	—	$10.00	(20.63)%	2.45%	(1.44)%	2.67%	$20,246	68%
Year Ended April 30, 2015	$11.44	(0.15)(e)	1.37	1.22	—	(0.06)	(0.06)	$12.60	10.71%	2.49%(h)	(1.28)%	2.80%	$23,875	63%
Year Ended April 30, 2014	$11.87	(0.08)	(0.35)	(0.43)	—	—	—	$11.44	(3.62)%	2.60%	(1.17)%	3.43%	$13,112	29%
Class I
Six Months Ended October 31, 2018 (Unaudited)	$15.15	0.03(e)	(2.59)	(2.56)	—	—	—	$12.59	(16.90)%	1.22%(f)	0.45%	1.42%	$210,712	27%
Year Ended April 30, 2018	$12.00	(0.03)(e)	3.18	3.15	—	—	—	$15.15	26.25%	1.25%	(0.23)%	1.53%	$217,808	52%
Year Ended April 30, 2017	$10.57	(0.03)(e)	1.46	1.43	—	—	—	$12.00	13.53%	1.32%(g)	(0.25)%	1.73%	$116,917	55%
Year Ended April 30, 2016	$13.19	(0.05)(e)	(2.57)	(2.62)	—	—	—	$10.57	(19.86)%	1.45%	(0.45)%	1.59%	$137,602	68%
Year Ended April 30, 2015	$11.85	(0.04)(e)	1.44	1.40	—	(0.06)	(0.06)	$13.19	11.86%	1.48%(h)	(0.33)%	1.69%	$170,275	63%
Year Ended April 30, 2014	$12.18	0.02	(0.35)	(0.33)	—	—	—	$11.85	(2.71)%	1.60%	(0.05)%	2.30%	$58,622	29%
(a)
Total Return reflects any fee waivers or reimbursements during the applicable period and would have been lower in their absence.

(b)
Not annualized for periods less than one year.

(c)
Annualized for periods less than one year.

(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)
Calculated using the average shares method.

(f)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2018 and the higher limit in effect prior to that date. See Note 3 in the Notes to Financial Statements.

(g)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2016 and the higher limit in effect prior to that date.

(h)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2014 and the higher limit in effect prior to that date.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2018

1. Organization
Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of October 31, 2018, the Trust is comprised of the following three funds: Emerging Markets Fund, Asia Fund and Emerging Markets Great Consumer Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds.” A fourth fund, the Emerging Markets Corporate Debt Fund, has not yet commenced operations.
Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.
2. Significant Accounting Policies
The Funds are investment companies and accordingly follow accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investments Companies, as amended. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from these estimates.
Investment Valuation
The Funds record investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).
Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.
The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.
Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.
Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2018

quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager’s Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.
Each Fund uses fair value pricing to seek to ensure that such Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short term traders.
The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
■
Level 1 — quoted prices in active markets for identical assets

■
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

■
Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Pursuant to the valuation procedures noted previously, equity securities, including foreign equity securities, are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security).
A summary of the valuations as of October 31, 2018, based upon the three levels defined above, are identified below for each Fund.
	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Fund
Common Stocks
Airlines	$639,526	$—	$—	$639,526
Banks	3,133,004	10,088,677	—	13,221,681
Construction Materials	64,512	2,793,994	—	2,858,506
Diversified Consumer Services	1,135,002	—	—	1,135,002
Diversified Telecommunication Services	750,904	—	—	750,904
Food & Staples Retailing	1,610,723	2,271,955	—	3,882,678
Hotels, Restaurants & Leisure	2,041,691	1,919,736	—	3,961,427
Household Durables	1,266,408	—	—	1,266,408
Interactive Media & Services	1,153,376	1,674,490	—	2,827,866
Internet & Direct Marketing Retail	2,021,875	2,062,806	—	4,084,681
Multiline Retail	720,259	—	—	720,259
Road & Rail	1,639,688	—	—	1,639,688
Technology Hardware, Storage & Peripherals	343,009	—	—	343,009
Other Common Stocks*	—	36,384,448	—	36,384,448
Preferred Stock*	1,309,922	—	—	1,309,922
Total Investments	$17,829,899	$57,196,106	$—	$75,026,005

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2018

	Level 1	Level 2	Level 3	Total Investments
Asia Fund
Common Stocks
Diversified Consumer Services	$743,946	$—	$—	$743,946
Hotels, Restaurants & Leisure	885,931	849,736	—	1,735,667
Internet & Direct Marketing Retail	1,270,205	1,424,255	—	2,694,460
Multiline Retail	492,672	—	—	492,672
Technology Hardware, Storage & Peripherals	259,971	—	—	259,971
Other Common Stocks*		30,823,683		30,823,683
Total Investments	$3,652,725	$33,097,674	$—	$36,750,399
	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Great Consumer Fund
Common Stocks
Banks	$12,825,727	$26,523,812	$—	$39,349,539
Diversified Consumer Services	14,048,153	—	—	14,048,153
Food & Staples Retailing	5,994,450	6,221,477	—	12,215,927
Hotels, Restaurants & Leisure	1,981,389	9,505,150	—	11,486,539
Household Durables	3,022,436	2,209,301	—	5,231,737
Interactive Media & Services	4,236,309	15,938,164	—	20,174,473
Internet & Direct Marketing Retail	20,887,308	4,618,764	—	25,506,072
Multiline Retail	5,384,350	—	—	5,384,350
Road & Rail	4,856,735	—	—	4,856,735
Other Common Stocks*	—	97,783,171	—	97,783,171
Preferred Stock*	3,428,605	—	—	3,428,605
Total Investments	$76,665,462	$162,799,839	$—	$239,465,301
*
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

For the period ended October 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.
In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management does not believe the adoption of ASU 2018-13 will materially impact the Funds’ financial statements.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:
i)
value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)
purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.
Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2018

Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Allocations
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Distributions to Shareholders
Each of the Funds intends to declare and distribute net investment income at least annually, if any, and distribute net realized capital gains, if any, annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales, tax treatment of passive foreign investment companies (“PFICs”)) do not require a reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Federal Income Taxes
Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Each Fund intends to make timely distributions in order to avoid tax liability.
Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.
3. Transactions with Affiliates and other Servicing Arrangements
The Trust, on behalf of each Fund, has entered into an Investment Management Agreement between the Manager and the Trust (the “Investment Management Agreement”). Under this agreement, each Fund pays the Manager a fee, accrued daily and payable monthly at an annualized rate of the average daily net assets of each Fund as listed below:
Emerging Markets Fund	0.99%*
Asia Fund	0.95%**
Emerging Markets Great Consumer Fund	0.99%*
*
Rate in effect as of August 28, 2018. Prior to that date, the rate was 0.06% higher than that stated above.

**
Rate in effect as of August 28, 2018. Prior to that date, the rate was 0.05% higher than that stated above.

The Manager, with respect to each of the Funds, has entered into a sub-management agreement with Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Manager”) to manage all or a portion of the investments of each Fund.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2018

The Manager has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Funds in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) through August 31, 2019 as follows:
	Class A	Class C	Class I
Emerging Markets Fund	1.40%*	2.15%*	1.15%*
Asia Fund	1.40%*	2.15%*	1.15%*
Emerging Markets Great Consumer Fund	1.40%*	2.15%*	1.15%*
*
Limit in effect as of August 28, 2018. Prior to that date, the expense limitation for this share class was 0.10% higher than that stated above.

Waivers and reimbursements under this agreement are accrued daily and paid monthly.
Additionally, pursuant to the expense limitation agreement, each Fund has agreed to repay amounts waived or reimbursed by the Manager with respect to such Fund for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Board, and are permissible to the extent such repayments would not cause the expenses of a Fund to exceed the limits described above. As of October 31, 2018, the repayments that may potentially be made by the Funds are as follows:
	Expires 4/30/19	Expires 4/30/20	Expires 4/30/21	Expires 4/30/22	Total
Emerging Markets Fund	$250,725	$192,681	$241,525	$123,748	$808,679
Asia Fund	237,924	221,569	242,174	111,634	813,301
Emerging Markets Great Consumer Fund	321,529	677,501	564,223	266,111	1,829,364
Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citibank, N.A., serves as the Trust’s administrator and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Trust, on behalf of the Funds. Citi voluntarily waived a portion of its fees during the period ended October 31, 2018 as indicated on each Fund’s Statement of Operations under the caption “Fees voluntarily reduced by the Administrator.” Each Fund’s ratio of net expenses to average net assets was unaffected by these voluntary waivers due to contractual expense limit described above.
FIS Investor Services LLC (“FIS”) serves as transfer agent for the Funds under a transfer agency agreement and receives fees for its services.
Citi also receives fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Funds. For its services as custodian, the Funds pay Citibank, N.A. a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held.
The Funds have an uncommitted $10,000,000 demand line of credit facility with Citibank, N.A.; borrowings under this facility bear interest at rates determined at the time of such borrowings. Interest charged under this facility during the period ended October 31, 2018 are identified as Line of credit fees on the accompanying Statements of Operations. During the period ended October 31, 2018, the following borrowings were repaid:
	Amount Borrowed	Date of Borrowing		Interest Rate
		Start	End
Asia Fund	$800,000	September 20, 2018	October 2, 2018	2.972%
Asia Fund	500,000	September 21, 2018	October 2, 2018	2.975%
Asia Fund	500,000	September 24, 2018	October 2, 2018	3.041%
As of October 31, 2018, the Funds had the following outstanding loans with Citibank, N.A.:
	Amount Borrowed	Date of Borrowing	Interest Rate
Asia Fund	$500,000	October 29, 2018	3.210%
Emerging Markets Great Consumer Fund	500,000	October 30, 2018	3.197%
Emerging Markets Great Consumer Fund	1,500,000	October 31, 2018	3.218%

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2018

Funds Distributor, LLC (the “Distributor”) serves as the distributor of each Fund. The Trust, on behalf of each Fund, has adopted plans with respect to Class A and Class C Shares that allow each Fund to pay distribution fees for marketing, distribution and sale of those share classes under Rule 12b-1 of the 1940 Act, and shareholder servicing fees for certain services provided to its shareholders. Class A Shares pay a 12b-1 fee at an annual rate of 0.25% of average daily net assets. Class C Shares pay a 12b-1 fee at an annual rate of 1.00% of average daily net assets. The Distributor may use up to 0.25% for shareholder servicing of Class C Shares and up to 0.75% may be used for distribution of Class C Shares. The distributor received commissions from the sale of Class A and Class C Shares of the Funds during the period ended October 31, 2018 as follows:
	Class A	Class C
Emerging Markets Fund	$271	$—
Asia Fund	21	—
Emerging Markets Great Consumer Fund	2,971	—
For the period ended October 31, 2018, the brokerage commissions paid by each Fund to broker/dealers affiliated with the Manager on the execution of each Fund’s purchases and sales of portfolio investments were as follows:
	Name of Affiliate Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliate
Emerging Markets Fund	Mirae Asset Securities (Hong Kong) Ltd.	$9,430
Asia Fund	Mirae Asset Securities (Hong Kong) Ltd.	10,941
Emerging Markets Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	6,644
Certain officers and Trustees of the Trust are officers of the Manager or Citi and receive no compensation from the Funds for such services.
4. Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2018 were as follows:
	Purchases	Sales
Emerging Markets Fund	$76,678,443	$54,801,965
Asia Fund	40,531,115	54,450,900
Emerging Markets Great Consumer Fund	91,134,918	69,815,280
5. Investment Risks
Asset Allocation Risk
Each Fund’s ability to achieve its investment objective will depend, in part on the investment manager’s ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager’s evaluations and assumptions may be incorrect in view of actual market condition.
Concentration Risk
Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund’s holdings, including industry and/or geographical composition, as relevant.
Emerging Markets Risks
The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2018

regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.
Equity Securities Risk
Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.
Foreign Securities Risk
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.
Growth Investing Risk
Investments in growth focused companies may be more volatile than other stocks or the market as a whole. Growth focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market. The price of securities issued by growth-focused companies may be more sensitive to the companies’ current or expected earnings.
6. Federal Income Tax Information
At April 30, 2018, the Funds had net capital loss carryforwards (“CLCFs”) for federal income tax purposes which are not subject to expiration and which are available to reduce the future capital gain distributions to shareholders:
CLCFs originating in the current tax year and not subject to expiration:
	Short-Term Amount	Long-Term Amount	Total
Asia Fund	$3,353,297	$—	$3,353,297
Emerging Markets Great Consumer Fund	11,247,455	—	11,247,455
During the year ended April 30, 2018, the following Funds utilized CLCFs to offset realized capital gains:
Amount
Emerging Markets Fund	$845,698
Asia Fund	6,922,339
Emerging Markets Great Consumer Fund	15,509,370
Under current tax law, capital losses and net investment losses realized after October 31 and December 31, respectively, of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds’ deferred losses are as follows:
	Post-October Loss Deferred	Post-October Currency Loss Deferred and Late Year Ordinary Loss Deferred	Total
Emerging Markets Great Consumer Fund	$—	$671,596	$671,596

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2018

As of April 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
Emerging Markets Fund	$1,841,636	$997,470	$2,839,106	$—	$1,807,079	$4,646,185
Asia Fund	806,476	5,106,580	5,913,056	(3,353,297)	6,141,995	8,701,754
Emerging Markets Great Consumer Fund	—	—	—	(11,919,051)	41,654,268	29,735,217
*
The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

At October 31, 2018, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$83,893,263	$1,363,005	$(10,230,263)	$(8,867,258)
Asia Fund	41,705,988	165,605	(5,121,194)	(4,955,589)
Emerging Markets Great Consumer Fund	240,837,497	16,667,039	(18,039,235)	(1,372,196)
7. Control Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of October 31, 2018, the Funds have individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), and representing ownership as follows:
Beneficial Ownership
Asia Fund	54%
Emerging Markets Great Consumer Fund	63%
8. Subsequent Events
Management evaluated subsequent events through the date these financial statements were issued and concluded no such events require recognition or disclosure in these financial statements.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement (Unaudited)

On June 18-19, 2018, as well as during a special telephonic meeting on May 30, 2018, the Board of Trustees of Mirae Asset Discovery Funds (the “Board” of the “Trust”) considered the renewal of the following: (1) the Investment Management Agreement between the Trust and Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Adviser”) for the Emerging Markets Fund (“Emerging Markets Fund”), Asia Fund and the Emerging Markets Great Consumer Fund (“EM Great Consumer Fund”) (collectively, the “Funds”); and (2) the Sub-Management Agreement between the Manager and Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Adviser”) for the Emerging Markets Fund, Asia Fund and EM Great Consumer Fund (consideration of both agreements together, the “Annual Approval”).
In connection with the Annual Approval, the Board requested and received a wide variety of information from the Adviser and Sub-Adviser. The materials and presentations by representatives of the Adviser described, among other things: the Adviser’s and Sub-Adviser’s business; the Adviser’s and Sub-Adviser’s organizational structure, personnel and operations; the services provided by the Adviser and Sub-Adviser with respect to the Funds; the Funds’ performance; the Adviser’s and Sub-Adviser’s fees and the Funds’ net total expenses; the Adviser’s contractual fee waiver and expense reimbursement agreement with respect to the Funds; the Adviser’s proposed reductions in the Funds’ advisory fees and net total expenses by further reducing the expense cap, and compliance and portfolio trading matters. At the meetings, representatives of the Adviser discussed, and answered Trustees questions about, among other things, the Strategic Insight report comparing the Funds’ fees to those of peer groups of similar funds, performance comparison information, the Adviser’s services and personnel and the Adviser’s profitability. Also included in the materials was a memorandum from counsel on the responsibilities of the Board of Trustees in considering for approval the Investment Management and Sub-Management Agreements.
Nature, Extent and Quality of the Services
In reviewing the nature, extent and quality of services, the Board considered the scope and quality of services provided to the Funds by the Adviser under the Investment Management Agreement and by the Sub-Adviser under the Sub-Management Agreement. The Board considered the quality of the investment research capabilities of the Adviser and the Sub-Adviser and other resources dedicated to performing services for the Funds. The Board also considered information regarding: the experience and professional background of the portfolio managers at the Adviser and the Sub-Adviser and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for each Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s/Sub-Adviser’s senior management and staff; the quality of the Adviser’s/Sub-Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Adviser/Sub-Adviser, including financial statements of the Adviser and Sub-Adviser. The Board also took into account its familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and reports during the preceding months in connection with the Funds.
The Board discussed the adequacy of the resources and quality of services provided by the Adviser and the Sub-Adviser under their respective Agreements. The Board considered the CCO’s confirmation that the proposed reduction of the advisory fees and expense caps would not alter the quality, type or level of advisory services provided to the Funds. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Investment Management and Sub-Management Agreements.
Costs of Services and Profitability
The Adviser then discussed with the Board its costs of services provided to the Funds. The Board considered the Adviser’s and Sub-Adviser’s resources devoted to the Funds as well as the Adviser’s and Sub-Adviser’s income from the Funds and other products. The Adviser then discussed its profitability analysis with respect to the Funds and the impact of the Adviser’s reimbursement of expenses with respect to all of the Funds.
Compensation
The Board received industry data from Strategic Insight, including a comparison of each Fund’s net management fees, contractual advisory fees, and net total expense ratios to the net management fees, contractual advisory fees, and net total expense ratios of each Fund’s peer group median. The Board also received information about the Adviser’s compensation for products with similar strategies. The Board considered the Adviser’s proposal to reduce the investment management fee for each Fund as well as the Adviser’s commitment to lower the Funds’ net expense levels by lowering the expense cap in place for each Fund.
Performance
The Board considered performance comparison information for each Fund based on Strategic Insight data comparing each Fund’s performance to that of its benchmark and to peer group for the year-to-date, one-year, three-year, and five-year periods each ended March 29, 2018. The Board also considered the Strategic Insight report containing each Fund’s Morningstar Category Rankings (annual net total returns) for the year-to-date (YTD), one-year, three-year, and five-year periods each ended March 31, 2018. The Manager discussed factors behind the various Funds’ performance.
Economies of Scale
The Board then considered whether the Funds would benefit from any economies of scale, noting that breakpoints were currently not relevant to the Funds given their asset size.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement (Unaudited)

Other Benefits
The Board noted that the Adviser indicated that it does not expect to receive significant ancillary benefits as a result of its relationship with the Funds and that transactions effected through its affiliated broker are reported to the Board.
Conclusion
The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management, as amended, and Sub-Management Agreements were fair and reasonable with respect to the services that the Adviser and the Sub-Adviser provide to each Fund and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Mirae Asset Discovery Funds

To Make Investments
Regular Mail:
Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered or
Certified Mail:
Mirae Asset Discovery Funds
4249 Easton Way, Ste. 400
Columbus, Ohio 43219
Phone Number:
1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Discovery Funds (the “Trust”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.miraeasset.com.
A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund (or the Funds) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust’s website at http://investments.miraeasset.us.
The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available, free of charge, on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.
Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.
10/18

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__Mirae Asset Discovery Funds

By (Signature and Title) _/s/ Peter T.C. Lee

Peter T.C. Lee, President and Principal Executive Officer

Date December 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) __/s/ Peter T.C. Lee

Peter T.C. Lee, President and Principal Executive Officer

Date December 24, 2018

By (Signature and Title)    /s/ Joel B. Engle

Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date December 24, 2018